Shareholders' equity (Details) (EUR €)	0 Months Ended	1 Months Ended											12 Months Ended							12 Months Ended			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 29, 2012	Jun. 30, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Feb. 28, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Sep. 07, 2012	Jul. 06, 2012	Apr. 25, 2012	Dec. 31, 2012 Synthetic Share Buyback [Member]	Dec. 31, 2012 Foundation Administration Office MAKTSJAB [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Dec. 31, 2012 Foundation Administration Office Samsung [Member]	Dec. 31, 2012 Foundation Administration Office TSMC [Member]	Dec. 31, 2012 Ordinary Stock [Member]	Dec. 31, 2012 Common Class B [Member]
Stockholders' Equity [Line Items]
Ordinary Shares, authorized (actual number of shares)																									699,999,000	9,000
Ordinary Shares, issued (actual number of shares)																									419,852,467
Ordinary shares issued																					62,977,877		12,595,575	20,992,625
Ordinary Shares, nominal value																									€ 0.09	€ 0.01
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	2,132,366	1,542,149	3,240,099	1,153,112			428,000	1,133,550	1,219,480	654,169	949,726	1,025,407	13,478,058							93,411,216
Shareholders' equity (Textual) [Abstract]
Maximum Shares Authorized for issuance as percentage of Issued Share capital																	5.00%
Additional maximum Shares Authorized for issuance on business acquisitions and mergers percentage of Issued Share capital																	5.00%
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management																	10.00%
Maximum Market Price for repurchase by the Board of Management of ordinary shares as a percentage based on market price per April 25, 2012																			110.00%
Treasury shares		12,687,246											12,687,246		17,625,533
Cumulative Preference Shares, nominal value		€ 0.09											€ 0.09		€ 0.09
Period in which the company to repurchase or cancel cumulative preference shares		20 months											20 months
Period for granting authority to Board of management to issue shares and options		18 months											18 months
Dividend declared per ordinary shares of EUR		€ 0.53											€ 0.53
Cumulative Preference Shares, authorized (actual number of shares)		700,000,000											700,000,000		700,000,000
Cumulative Preference Shares, issued (actual number of shares)
Depositary receipts for ordinary shares		96,566,077											96,566,077
Fractional shares		900											900
Number of fractional shares		100											100
Common stock value authorized		126,000,000											126,000,000
Repurchase program agreement																			Up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization
Selling price of shares included in the customer co-investment program		€ 39.91											€ 39.91					€ 39.91				€ 39.91
Difference between capital repayment and net proceeds from issuance of shares													€ 125,600,000
Shares issued under customer co-investment program													3,853,900,000
Capital repayment													€ (3,728,324,000)	[1],[2]
Nominal value upon second amendment													€ 9.24
Nominal value per ordinary share upon third amendment													€ 0.06
Amount of decrease in nominal value per ordinary share upon third amendment													€ 9.18
Conversion of stock shares													100 ordinary shares for 77 ordinary shares
Nominal value													€ 0.09
Nominal value before second amendment													€ 0.09

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.